Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Pledged Assets [Abstract]
Summary of Pledged Assets

	December 31,
Assets pledged	2018	2019		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$500	Note
Buildings	23,516	22,860	764	Note

	$38,478	$37,822	$1,264

Note:	Provided as collateral for long-term borrowings with Taiwan Cooperative Bank.